SHARE CAPITAL (Details 7) - shares shares in Millions		3 Months Ended				12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Share capital [Line Items]
Equity securities excluded from the calculation of diluted earnings per share		0.0	2.8	0.0	1.1	0.0
Stock Options [Member]
Share capital [Line Items]
Equity securities excluded from the calculation of diluted earnings per share						13.1	6.2
Warrants [Member]
Share capital [Line Items]
Equity securities excluded from the calculation of diluted earnings per share	[1]					0.0	27.9

[1]	On June 28, 2017, New Gold’s share purchase warrants expired, unexercised.